Consolidated Statement of Equity - CAD ($) $ in Millions	Total	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS	CAPITAL STOCK	CONTRIBUTED SURPLUS	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE LOSS	NON-CONTROLLING INTERESTS
Balance - Beginning of year at Dec. 31, 2015	$ 963	$ 867	$ 490	$ 17	$ 387	$ (27)	$ 96
Comprehensive income (loss)
Net earnings	137	135			135		2
Other comprehensive income (loss)	(2)	4			8	(4)	(6)
Comprehensive income including non-controlling interests for the year	135	139			143	(4)	(4)
Dividends	(15)	(15)			(15)
Stock options expense	1	1		1
Issuance of common share upon exercise of stock options	1	1	2	(1)
Redemption of common shares	(9)	(9)	(5)	(1)	(3)
Dividends paid to non-controlling interests and acquisition of non-controlling interests	(2)						(2)
Balance - End of year at Dec. 31, 2016	1,074	984	487	16	512	(31)	90
Comprehensive income (loss)
Net earnings	522	507			507		15
Other comprehensive income (loss)	(11)	(14)			(10)	(4)	3
Comprehensive income including non-controlling interests for the year	511	493			497	(4)	18
Business combinations	57						57
Dividends	(15)	(15)			(15)
Stock options expense	1	1		1
Issuance of common share upon exercise of stock options	4	4	5	(1)
Partial disposal of a subsidiary to non-controlling interests	0	(1)			(1)		1
Redemption of common shares			0
Acquisition of non-controlling interests	(26)	(11)			(11)		(15)
Dividends paid to non-controlling interests and acquisition of non-controlling interests	(5)						(5)
Balance - End of year at Dec. 31, 2017	$ 1,601	$ 1,455	$ 492	$ 16	$ 982	$ (35)	$ 146